Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000357059
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2017